SCHEDULE OF STOCK BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total	$ 954	$ 431	$ 5,441	$ 719	$ 2,467	$ 734
Cost of Sales [Member]
Total	39	46	75	143
Research And Development [Member]
Total	20	134	49	171
Selling and Marketing Expense [Member]
Total	115	132	971	192
General and Administrative Expense [Member]
Total	$ 780	$ 119	$ 4,346	$ 213